Supplemental Consolidated Statements of Income Information - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Research and development costs	¥ 464,320	¥ 466,030	¥ 473,610
Advertising costs included in selling general and administrative expenses	444,444	474,372	354,981
Shipping and handling costs	¥ 65,561	¥ 62,871	¥ 63,160